CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 43,963	$ 1,567
Prepaid expenses and other current assets	422	209
Total current assets	44,385	1,776
Deferred offering costs		3,486
Total assets	44,385	5,262
Current liabilities:
Accounts payable and accrued expenses	4,993	4,428
Note payable		7,756
Research and development license consideration liability		2,634
Total current liabilities	4,993	14,818
Private placement warrants	1,537
Total liabilities	6,530	14,818
Commitments and contingencies
Convertible preferred shares
Series A-1 convertible preferred shares, $0.001 par value, 0 and 13,510,415 shares authorized, issued and outstanding as of March 31, 2023 and December 31, 2022		12,500
Redeemable noncontrolling interest	10,000	10,000
Shareholders' Equity (Deficit):
Preferred shares, $0.0001 par value, 1,000,000 and -0- authorized as of March 31, 2023 and December 31, 2022, respectively; -0- issued and outstanding as of March 31, 2023 and December 31, 2022
Class A Ordinary shares, $0.0001 par value, 300,000,000 authorized, 27,052,155 issued and outstanding as of March 31, 2023; $0.0001 par value, 1,884,649 authorized, 383,479 issued and outstanding as of December 31, 2022	3
Additional paid-in capital	69,703
Accumulated deficit	(41,851)	(32,056)
Total shareholders' equity (deficit)	27,855	(32,056)
Total liabilities, convertible preferred shares, redeemable noncontrolling interest and shareholders' equity (deficit)	$ 44,385	$ 5,262